Principal(sm)
   Mutual
   Funds


May 17 2001



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:      Principal Variable Contracts Fund, Inc.
         File No. 02-35570

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certifies that the form of prospectus that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments referenced above to the Funds' Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendments, which are the most recent amendments on such Registration Statement and was filed electronically on April 27, 2001

Comments or questions concerning this certificate may be directed to Kathy Arterburn at 1-800-451-5447, ext. 75477.

Very truly yours

/s/ Kathy Arterburn

Kathy Arterburn
Registered Products Associate

/ksa

Securities offered through Princor Financial Services Corporation, a member of the Principal Financial Group Des Moines, Iowa 50392-0200 (800) 247-4123/FAX
(515) 248-4745